401 (K) Profit Sharing Plan	12 Months Ended
Dec. 31, 2012
401 (K) Profit Sharing Plan [Abstract]
401(K) Profit Sharing Plan

9. 401(K) Profit Sharing Plan

In January 2007, the Company established the Provectus Pharmaceuticals, Inc. Cash Balance Defined Benefit Plan and Trust (the “Plan”), effective January 1, 2007, for the exclusive benefit of its four employees and their beneficiaries. In September 2010, the Company terminated the Cash Balance Defined Benefit Plan and Trust (the “Plan”) for its employees. There was an immaterial settlement charge that was not recorded after the termination of the Plan. The Company transferred approximately $1,353,000 in assets from the Plan to the 401(K) Profit Sharing Plan of the Company which was formed in the three months ended September 30, 2010. Company contributions to the 401(K) Profit Sharing Plan are discretionary. Contributions made by the Company in 2010 totaled approximately $497,000 and include the amounts originally contributed to the Plan in 2010. Contributions made by the Company in 2011 totaled approximately $130,000. Contributions made by the Company in 2012 totaled approximately $132,000 and are included in other accrued expenses.